Consolidated statement of cash flows - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Cash generated by operations	R 13,692		R 4,414		R 18,726
Deferred revenue advance received	10,745		3,307		935
Cash-settled share-based payments paid	(649)		(751)		(637)
Payment of Marikana dividend obligation	0		(38)		(191)
Additional deferred/contingent payments relating to acquisition of a business	0		(44)		(3,733)
Change in working capital	2,273		6,853		1,750
Total cash generated by operations	26,061		13,741		16,850
Interest received	849		882		998
Interest paid	(2,337)		(2,101)		(1,304)
Royalties and carbon tax paid	(1,320)		(784)		(922)
Royalties and carbon tax refunded	431		0		0
Tax paid	(2,464)		(1,452)		(3,209)
Tax refunded	489		0		0
Dividends paid	(302)		(173)		(5,318)
Net cash from operating activities	21,407		10,113		7,095
Cash flow from investing activities
Additions to property, plant and equipment	(20,307)		(21,569)		(22,411)
Proceeds on disposal of property, plant and equipment	163		129		168
Acquisition of subsidiaries, net of cash acquired	(1,990)		(2,690)		471
Dividends received	418		402		449
Additions to other investments	(850)		(465)		(658)
Disposals of other investments	765		457		202
Loans advanced to investee	0		(26)		0
Repayment of loan from investee	21		0		0
Proceeds on sale of assets held for sale	318		0		0
Acquisition of equity-accounted investment	(91)		(35)		(396)
Contributions to environmental rehabilitation funds	(158)		(273)		(185)
Payment of deferred/contingent payment	0		(292)		0
Proceeds from environmental rehabilitation funds	19		24		322
Net cash used in investing activities	(21,692)		(24,338)		(22,038)
Cash flow from financing activities
Loans raised	7,912		8,278		14,431
Loans repaid	(4,883)		(3,335)		(1,323)
Lease payments	(228)		(208)		(219)
Acquisition of NCI	(45)		0		(1,009)
Proceeds from NCI on rights issue	0		0		1,096
Net cash from financing activities	2,756		4,735		12,976
Net increase/(decrease) in cash and cash equivalents	2,471		(9,490)		(1,967)
Effect of exchange rate fluctuations on cash held	(1,342)		(21)		1,451
Cash and cash equivalents at beginning of the year	16,049	[1]	25,560		26,076
Cash and cash equivalents at end of the year	R 17,178		R 16,049	[1]	R 25,560

[1]	Amount for 31 December 2024 was revised (see note 16.2)